Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	14
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:	$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%	September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%	June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%	February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%	March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%	March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%	March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%	January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$176,653,026.20	0.4308610	$143,960,473.85	0.3511231	$32,692,552.35
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$800,983,026.20	0.6236583	$768,290,473.85	0.5982033	$32,692,552.35

Weighted Avg. Coupon (WAC)	3.45%		3.45%
Weighted Avg. Remaining Maturity (WARM)	46.07		45.10
Pool Receivables Balance	$848,839,523.47		$814,897,020.43
Remaining Number of Receivables	56,959		55,935

Adjusted Pool Balance	$820,393,471.00		$787,700,918.65

III. COLLECTIONS

Principal:
Principal Collections	$32,610,065.22
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$564,907.98
Total Principal Collections	$33,174,973.20

Interest:
Interest Collections	$2,468,385.89
Late Fees & Other Charges	$55,617.58
Interest on Repurchase Principal	$-
Total Interest Collections	$2,524,003.47

Collection Account Interest	$595.83
Reserve Account Interest	$66.72
Servicer Advances	$-

Total Collections	$35,699,639.22

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	14
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$35,699,639.22
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$35,699,639.22

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$707,366.27		$707,366.27	$707,366.27
Collection Account Interest					$595.83
Late Fees & Other Charges					$55,617.58
Total due to Servicer					$763,579.68

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$83,910.19		$83,910.19
Class A-3 Notes		$352,658.33		$352,658.33
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$589,798.94		$589,798.94	$589,798.94

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$34,159,983.52

9. Regular Principal Distribution Amount:					$32,692,552.35

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$32,692,552.35
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$32,692,552.35		$32,692,552.35
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$32,692,552.35		$32,692,552.35

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,467,431.17

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$28,446,052.47
Beginning Period Amount	$28,446,052.47
Current Period Amortization	$1,249,950.69
Ending Period Required Amount	$27,196,101.78
Ending Period Amount	$27,196,101.78
Next Distribution Date Amount	$25,974,852.01

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	14
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.37%	2.46%	2.46%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.66%	55,186	98.33%	$801,268,939.96
30 - 60 Days	1.05%	590	1.31%	$10,698,043.89
61 - 90 Days	0.23%	129	0.30%	$2,406,235.31
91 + Days	0.05%	30	0.06%	$523,801.27
		55,935		$814,897,020.43
Total
Delinquent Receivables 61 + days past due	0.28%	159	0.36%	$2,930,036.58
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	165	0.37%	$3,127,012.81
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.27%	155	0.34%	$3,030,459.01
Three-Month Average Delinquency Ratio	0.28%		0.36%

Repossession in Current Period		53		$1,084,618.31
Repossession Inventory		133		$715,623.84

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,332,437.82
Recoveries				$(564,907.98)
Net Charge-offs for Current Period				$767,529.84

Beginning Pool Balance for Current Period				$848,839,523.47

Net Loss Ratio				1.09%
Net Loss Ratio for 1st Preceding Collection Period				1.10%
Net Loss Ratio for 2nd Preceding Collection Period				1.11%
Three-Month Average Net Loss Ratio for Current Period				1.10%

Cumulative Net Losses for All Periods				$7,810,261.34
Cumulative Net Losses as a % of Initial Pool Balance				0.58%

Principal Balance of Extensions				$4,116,727.13
Number of Extensions				205

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